TREASURY STOCK	12 Months Ended
Dec. 31, 2014
TREASURY STOCK.
TREASURY STOCK

18.TREASURY STOCK

Accelerated share repurchase arrangement

On September 26, 2012, the Company entered into a Capped Call Option Transaction Agreement (the “Agreement”) for an initial notion amount of US$75 million with JP Morgan Chase Bank, National Association. The transaction enables the Company to execute a treasury stock repurchase up to 4.4 million ADSs upon maturity on December 19, 2012. The Agreement consists of two components, a treasure stock repurchase prepayment of US$62,182,346 (purchased call option) with a strike price of US$0.0001 per ADS, plus a warrant (a written call option) with an upper strike price of US$14.3621 per ADS. The total strike notion amount for the Capped Call Option Transaction is US$63,749,958.

Upon maturity:

•

If the ADS trading price is above upper strike price (US$14.3621 per ADS), Ctrip retains a premium of US$1,567,612 and the initial cash prepayment of US$62,182,346 in cash or a number of ADSs that is calculated by dividing the cash settlement amount of US$63,749,958 by the maturity date’s trading price per ADS;

•	If the ADS trading price is below upper strike price (US$14.3621 per ADS), Ctrip receives a fixed number of 4,438,763 ADSs.

The Capped Call Option Transaction meet the criteria for being indexed to the Company’s own stock and is therefore be excluded from the scope of ASC 815. The initial cash payment is recorded within shareholders’ equity as a component of additional paid in capital.

On December 19, 2012, the Capped Call Option Transaction expired with cash settlement. The difference between cash settlement and cash prepayment has been accounted for as an equity transaction with the amount recorded in additional paid in capital. As the ADS trading price is above the upper strike price, the Company selected cash settlement of the Capped Call Option amounting to US$63.7 million.

In October 2013, US$45.5 million convertible senior notes issued in 2012 were early converted and 588,219 shares of repurchased treasury stock were delivered to the notes holders. As of December 31, 2013, the Company had 3,777,087 shares treasury stock at total cost of US$256 million.

In 2014, US$61.6 million convertible senior notes issued in 2012 were early converted and 846,131 shares of repurchased treasury stock were delivered to the notes holders. As of December 31, 2014, the Company had 3,323,262 shares treasury stock at total cost of US$259 million.